Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Associates And Joint Ventures [Line Items]
Schedule of investments in associates and joint ventures accounted for by the equity method

	Ownership as of
	December 31,
	2022	2021	2022		2021
Associates:
TelevisaUnivision and subsidiaries	44.4%	35.5%	Ps.	49,446,349	Ps.	25,721,539
Other				51,864		164,903
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries (collectively “GTAC”) (1)	33.3%	33.3%		750,169		614,147
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”) (2)	50.0%	50.0%		202,567		203,646
			Ps.	50,450,949	Ps.	26,704,235

(1)	GTAC was granted a 20-year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V. have an equal equity participation of 33.3%. In June 2010, a subsidiary of the Company entered into a long-term credit facility agreement to provide financing to GTAC for up to Ps.688,217 , with an annual interest rate of the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”) plus 200 basis points. Under the terms of this agreement, principal and interest were paid at dates agreed by the parties, between 2013 and 2021. During the year ended December 31, 2021, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate principal amount of Ps.97,342. Also, a subsidiary of the Company entered into supplementary long-term loans to provide additional financing to GTAC for an aggregate principal amount of Ps.1,243,955, with an annual interest of TIIE plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these supplementary loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2023 and 2032. During the years ended December 31, 2022 and 2021, GTAC paid principal and interest to the Group in connection with these supplementary loans in the aggregate principal amount of Ps.146,386 and Ps.147,413, respectively. The net investment in GTAC as of December 31, 2022 and 2021, included amounts receivable in connection with these supplementary loans to GTAC in the aggregate amount of Ps.853,163 and Ps.755,973, respectively. These amounts receivable are in substance a part of the Group’s net investment in this investee (see Note 15).
(2)	The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. As of December 31, 2022 and 2021, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837.

Schedule of roll forward of investments in associates and joint ventures

	2022		2021
At January 1	Ps.	26,704,235	Ps.	22,813,531
Reversal of impairment loss		593,838		4,161,704
Share of loss of associates and joint ventures, net		(8,724,643)		(490,674)
Share of other comprehensive income of associates		4,245,546		245,714
Long-term loans granted to GTAC, net		166,223		131,604
Foreign currency translation adjustments		(3,261,758)		505,183
GTAC payments of principal and interest		(146,386)		(244,755)
Disposition of OCEN		—		(503,872)
Dividends from PDS		(10,000)		(10,000)
Investment in Flyacross (other associate)		—		43,855
Consideration in common and preferred stock of TelevisaUnivision (see Notes 3 and 28)		30,912,000		—
Other		(28,106)		51,945
At December 31	Ps.	50,450,949	Ps.	26,704,235

Summarized of reconciles the summarized financial information of TelevisaUnivision (formerly known as UH II) to the carrying amount of the Group's interest TelevisaUnivision

The table below reconciles the summarized financial information of TelevisaUnivision (formerly known as UH II) to the carrying amount of the Group’s interest TelevisaUnivision as of December 31, 2022 and 2021, respectively (amounts in thousands of U.S. dollars):

	2022		2021
Ownership as of December 31		44.4%		35.5%
Group’s share of net assets	U.S.$	1,423,488	U.S.$	1,065,225
Group’s share of net assets	Ps.	27,723,859	Ps.	21,840,404
Goodwill, purchase price allocation and other adjustments		21,722,490		3,881,135
Carrying amount of the Group’s interest in TelevisaUnivision	Ps.	49,446,349	Ps.	25,721,539

IFRS summarized financial information of TelevisaUnivision (formerly known as UH II, the successor company of UHI) for the years ended December 31, 2022, 2021 and 2020 (amounts in thousands of U.S. dollars):

	2022		2021		2020
Revenue	U.S.$	4,609,600	U.S.$	2,841,000	U.S.$	2,541,900
Depreciation and amortization		524,300		251,500		152,800
Interest income		11,400		400		1,100
Interest expense		610,300		420,387		427,500
(Expense) income from continuing operations		(1,203,200)		550,128		45,537
Income tax (expense) benefit		(232,400)		36,872		(9,137)
Net (loss) income		(1,435,600)		587,000		36,400
Other comprehensive income (loss)		471,113		32,000		(23,700)
Total comprehensive (loss) income		(964,487)		619,000		12,700
Preferred dividends received from TelevisaUnivision		37,812		—		—

Summarized of reconcilies the summarized financial information of TelevisaUnivision (formerly known as UH II) to the carrying amount of the Group's interest in Televisaunivision

The table below reconciles the summarized financial information of TelevisaUnivision (formerly known as UH II, the successor company of UHI) to the carrying amount of the Group’s interest in TelevisaUnivision for the years ended December 31, 2022, 2021 and 2020 (amounts in thousands of U.S. dollars):

	2022		2021		2020
Net (loss) income	U.S.$	(637,955)	U.S.$	208,638	U.S.$	3,635
Other comprehensive income (loss)		209,354		11,374		(2,367)

Net (loss) income	Ps.	(12,555,817)	Ps.	4,232,441	Ps.	78,133
Other comprehensive income (loss)		4,245,660		232,773		(50,872)
Purchase price allocation and other adjustments:
Net income (loss) adjustments		3,790,887		(4,834,744)		(79,163)
Other comprehensive loss adjustments		—		—		(6,657)
Group’s interest in UHI:
Net loss		(8,764,930)		(602,303)		(1,030)
Other comprehensive income (loss)		4,245,660		232,773		(57,529)
Reversal of impairment (impairment loss)		593,838		4,161,704		(5,455,356)

Schedule of combined condensed balance sheet information related to the Group's share in associates other than TelevisaUnivision (formerly known as UH II)

	2022		2021
Current assets	Ps.	17,896	Ps.	196,110
Non-current assets		39,213		118,207
Total assets		57,109		314,317
Current liabilities		26,952		154,957
Non-current liabilities		1,295		23,459
Total liabilities		28,247		178,416
Net assets	Ps.	28,862	Ps.	135,901
Goodwill, purchase price allocation and other adjustments		23,002		29,002
Carrying amount of the Group’s interest in associates	Ps.	51,864	Ps.	164,903

	2022		2021
Current assets	Ps.	181,740	Ps.	159,619
Non-current assets		796,426		651,674
Total assets		978,166		811,293
Current liabilities		101,167		75,110
Non-current liabilities		891,263		788,200
Total liabilities		992,430		863,310
Net liabilities	Ps.	(14,264)	Ps.	(52,017)
Goodwill, purchase price allocation and other adjustments		113,837		113,837
Long-term loans granted to GTAC, net		853,163		755,973
Carrying amount of the Group’s interest in joint ventures	Ps.	952,736	Ps.	817,793

Schedule of share of comprehensive income (loss) of associates and joint ventures other than TelevisaUnivision (formerly known as UH II)

	2022		2021		2020
Share of income (loss) of associates and joint ventures, net	Ps.	40,287	Ps.	111,629	Ps.	(283,282)
Share of other comprehensive (loss) income of associates and joint ventures:
Foreign currency translation adjustments, net		—		58		1,757
Other items of comprehensive (loss) income, net		(114)		12,883		(5,261)
		(114)		12,941		(3,504)
Share of comprehensive income (loss) of associates and joint ventures	Ps.	40,173	Ps.	124,570	Ps.	(286,786)

TelevisaUnivision
Disclosure of Associates And Joint Ventures [Line Items]
Schedule of combined condensed balance sheet information related to the Group's share in associates other than TelevisaUnivision (formerly known as UH II)

IFRS summarized financial information of TelevisaUnivision (formerly known as UH II) as of December 31, 2022 and 2021, respectively (amounts in thousands of U.S. dollars):

	2022		2021
Current assets (include cash and cash equivalents for U.S.$538,600 and U.S.$647,000, respectively)	U.S.$	2,444,700	U.S.$	2,579,100
Non-current assets		15,764,400		11,729,470
Total assets		18,209,100		14,308,570
Current liabilities (include financial liabilities for U.S.$60,100 and U.S.$54,000, respectively)		1,405,000		691,600
Non-current liabilities (include financial liabilities for U.S.$628,100 and U.S.$631,437, respectively)		13,600,800		10,619,970
Total liabilities		15,005,800		11,311,570
Total net assets	U.S.$	3,203,300	U.S.$	2,997,000